Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
Partial Cash Paid for Investing Activities

Property, plant and equipment

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Purchase of property, plant and equipment	3,228,471	5,451,431	3,666,087
Add: Beginning balance of payable to equipment suppliers	1,405,931	1,196,181	1,506,821
Add: Beginning balance of payable to equipment suppliers – related parties	—	58,549	21,473
Less: Ending balance of payable to equipment suppliers	(1,196,181)	(1,506,821)	(1,282,516)
Less: Ending balance of payable to equipment suppliers – related parties	(58,549)	(21,473)	(2,928)
Less: Transfer from other non-current assets	(305,791)	(96,713)	(57,699)
Cash paid during the year	3,073,881	5,081,154	3,851,238